Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2018	Sep. 11, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
C000030134
Account Value [Line Items]
Line Graph and Table Measure Name	AB Corporate Income Shares
Account Value	$ 13,251	$ 12,237	$ 11,956	$ 11,903	$ 13,242	$ 12,302	$ 11,323	$ 10,579		$ 10,527	$ 10,183	$ 10,000
C000192686
Account Value [Line Items]
Line Graph and Table Measure Name	AB Impact Municipal Income Shares
Account Value	$ 12,127	11,734	11,316	11,154	12,158	10,752	10,709	9,956	$ 10,000
C000090717
Account Value [Line Items]
Line Graph and Table Measure Name	AB Municipal Income Shares
Account Value	$ 14,651	13,915	13,535	13,280	14,362	11,804	12,326	11,463		10,964	10,833	10,000
C000091758
Account Value [Line Items]
Line Graph and Table Measure Name	AB Taxable Multi-Sector Income Shares
Account Value	$ 12,682	11,869	11,367	11,121	11,449	11,125	10,757	10,343		10,277	10,114	10,000
Alliance Bernstein Index: Bloomberg US Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Bond Index
Account Value	$ 12,650	11,755	11,666	11,583	12,889	12,363	11,304	10,627		10,558	10,277	10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 11,338	11,152	10,925	10,619	11,528	10,700	10,473	9,866	$ 10,000
AllianceBernstein Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,306	12,105	11,858	11,527	12,513	11,614	11,368	10,709		10,545	10,529	10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,651	10,786	10,947	10,994	12,017	12,049	10,870	10,324		10,357	10,272	10,000
Alliance Bernstein Index: Bloomberg US Aggregate ex Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate ex Government Bond Index
Account Value	$ 11,964	$ 11,049	$ 11,112	$ 11,121	$ 12,266	$ 11,992	$ 11,051	$ 10,459		$ 10,445	$ 10,268	$ 10,000